Quarterly Holdings Report
for
Fidelity® MSCI Energy Index ETF
October 31, 2022
T03-NPRT1-1222
1.9584807.108

Schedule of Investments October 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
ENERGY EQUIPMENT & SERVICES – 9.1%
Oil & Gas Drilling – 0.9%
Helmerich & Payne, Inc.		89,236	$ 4,418,075
Nabors Industries Ltd. (a)		6,513	1,133,458
Noble Corp. PLC (a)		80,452	2,899,490
Patterson-UTI Energy, Inc.		178,137	3,144,118
Transocean Ltd. (a)		520,121	1,914,045
Valaris Ltd. (a)		22,826	1,527,744
			15,036,930
Oil & Gas Equipment & Services – 8.2%
Archrock, Inc.		114,114	856,996
Baker Hughes Co.		668,465	18,489,742
Bristow Group, Inc. (a)		8,211	245,837
Cactus, Inc. Class A		48,852	2,526,625
ChampionX Corp.		166,484	4,764,772
Core Laboratories N.V.		40,058	779,529
DMC Global, Inc. (a)		17,241	373,095
Dril-Quip, Inc. (a)		31,427	781,904
Expro Group Holdings N.V. (a)		62,517	1,183,447
Halliburton Co.		723,335	26,343,861
Helix Energy Solutions Group, Inc. (a)		135,309	947,163
Liberty Energy, Inc. (a)		84,894	1,435,558
NexTier Oilfield Solitions, Inc. (a)		155,656	1,569,013
NOV, Inc.		319,111	7,148,086
Oceaneering International, Inc. (a)		85,093	1,190,451
ProPetro Holding Corp. (a)		69,711	825,378
RPC, Inc.		62,867	699,710
Schlumberger N.V.		1,131,809	58,888,022
Select Energy Services, Inc. Class A (a)		61,631	594,739
TechnipFMC PLC (a)		354,805	3,757,385
Tidewater, Inc. (a)		7,539	255,572
US Silica Holdings, Inc. (a)		67,475	970,965
Weatherford International PLC (a)		58,656	2,444,782
			137,072,632
TOTAL ENERGY EQUIPMENT & SERVICES	152,109,562
OIL, GAS & CONSUMABLE FUELS – 90.7%
Coal & Consumable Fuels – 0.4%
Arch Resources, Inc.		13,036	1,985,253
Centrus Energy Corp. Class A (a)		10,336	488,996
CONSOL Energy, Inc.		28,999	1,827,517
Enviva, Inc.		2,423	144,992
Peabody Energy Corp. (a)		81,226	1,941,301
Uranium Energy Corp. (a)		277,590	1,168,654
			7,556,713
Integrated Oil & Gas – 41.9%
Chevron Corp.		1,529,263	276,643,677
Exxon Mobil Corp.		3,361,562	372,494,685

	Shares	Value

Occidental Petroleum Corp.	754,314	$ 54,763,196
		703,901,558
Oil & Gas Exploration & Production – 30.1%
Antero Resources Corp. (a)	231,183	8,475,169
APA Corp.	303,859	13,813,430
Berry Corp.	53,577	475,228
Brigham Minerals, Inc. Class A	39,940	1,238,140
California Resources Corp.	34,068	1,536,808
Callon Petroleum Co. (a)	49,494	2,175,756
Chesapeake Energy Corp.	62,428	6,384,512
Chord Energy Corp.	35,181	5,385,859
Civitas Resources, Inc.	42,418	2,965,442
CNX Resources Corp. (a)	175,660	2,952,845
Comstock Resources, Inc. (a)	75,419	1,416,369
ConocoPhillips	1,022,949	128,983,640
Coterra Energy, Inc.	625,872	19,483,395
Crescent Energy Co. Class A	26,120	359,934
Denbury, Inc. (a)	41,510	3,794,429
Devon Energy Corp.	519,517	40,184,640
Diamondback Energy, Inc.	139,456	21,909,932
Earthstone Energy Inc. Class A (a)	11,422	184,580
EOG Resources, Inc.	472,042	64,443,174
EQT Corp.	262,043	10,963,879
Gran Tierra Energy, Inc. (a)	131,561	177,607
Gulfport Energy Corp. (a)	11,194	1,001,975
Hess Corp.	225,353	31,792,801
Kimbell Royalty Partners LP	9,477	180,442
Kosmos Energy Ltd. (a)	380,462	2,469,198
Laredo Petroleum, Inc. (a)	12,775	825,904
Magnolia Oil & Gas Corp. Class A	120,479	3,093,901
Marathon Oil Corp.	633,589	19,292,785
Matador Resources Co.	96,227	6,394,284
Murphy Oil Corp.	126,749	6,148,594
Northern Oil and Gas, Inc.	51,673	1,764,116
Ovintiv, Inc.	212,211	10,748,487
PDC Energy, Inc.	79,765	5,754,247
Permian Resources Corp. (a)	157,536	1,539,127
Pioneer Natural Resources Co.	187,183	47,995,593
Range Resources Corp.	202,540	5,768,339
Ranger Oil Corp. Class A	4,929	201,596
SandRidge Energy, Inc. (a)	8,844	167,063
SilverBow Resources, Inc. (a)	5,090	180,542
SM Energy Co.	95,193	4,281,781
Southwestern Energy Co. (a)	545,116	3,777,654
Talos Energy, Inc. (a)	29,475	627,228
Tellurian, Inc. (a)	335,702	906,395
Texas Pacific Land Corp.	5,068	11,676,013
Viper Energy Partners LP	50,638	1,688,777
W&T Offshore, Inc. (a)	29,345	222,729
		505,804,339
Oil & Gas Refining & Marketing – 9.5%
Alto Ingredients, Inc. (a)	69,109	285,420

Quarterly Report	2

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Refining & Marketing – continued
Archaea Energy, Inc. (a)	9,188	$ 237,142
Clean Energy Fuels Corp. (a)	147,674	990,893
CVR Energy, Inc.	28,000	1,093,680
Delek US Holdings, Inc.	57,994	1,720,102
Gevo, Inc. (a)	217,932	490,347
Green Plains, Inc. (a)	37,085	1,071,386
HF Sinclair Corp.	126,359	7,729,380
Marathon Petroleum Corp.	502,570	57,102,003
New Fortress Energy, Inc.	3,839	211,414
Par Pacific Holdings, Inc. (a)	41,823	956,910
PBF Energy, Inc. Class A (a)	81,635	3,612,349
Phillips 66	387,458	40,407,995
REX American Resources Corp. (a)	15,461	463,675
Valero Energy Corp.	330,211	41,457,991
World Fuel Services Corp.	53,320	1,359,127
		159,189,814
Oil & Gas Storage & Transportation – 8.8%
Antero Midstream Corp.	256,734	2,734,217
Cheniere Energy, Inc.	194,726	34,351,614
Dorian LPG Ltd.	32,150	580,950
DT Midstream, Inc. (a)	79,446	4,742,926
EnLink Midstream LLC	224,153	2,662,938
Equitrans Midstream Corp.	339,743	2,860,636
Hess Midstream LP Class A	37,455	1,083,948
International Seaways, Inc.	35,258	1,495,292
Kinder Morgan, Inc.	1,645,541	29,817,203
Kinetik Holdings, Inc.	4,220	155,212
NextDecade Corp. (a)	32,280	225,960

		Shares	Value

ONEOK, Inc.		360,436	$ 21,381,063
Plains GP Holdings LP Class A		154,584	1,938,483
Targa Resources Corp.		176,256	12,050,623
The Williams Cos., Inc.		981,338	32,119,193
			148,200,258
TOTAL OIL, GAS & CONSUMABLE FUELS	1,524,652,682
TOTAL COMMON STOCKS (Cost $1,076,683,721)			1,676,762,244
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.64% (b) (Cost $2,330,000)		2,330,000	2,330,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,079,013,721)	1,679,092,244
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	1,233,830
NET ASSETS – 100.0%	$1,680,326,074

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $259,200 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Energy Select Sector Index Contracts (United States)	36	December 2022	$3,390,480	$420,446	$420,446
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund’s fair valuation practices and maintains the fair valuation policies and procedures. The Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
5	Quarterly Report

Quarterly Report	6